UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.9%
112,548	AAR Corp.	$4,140,641

Air Freight & Logistics - 1.0%
182,210	Air Transport Services Group, Inc. (1)	4,445,924

Auto Components - 1.3%
389,384	Modine Manufacturing Co. (1)	5,572,085

Banks - 1.3%
127,552	Western Alliance Bancorp (1)	5,704,125

Biotechnology - 4.5%
70,403	Emergent BioSolutions, Inc. (1)	3,401,169
43,974	Ligand Pharmaceuticals, Inc. (1)	5,019,632
79,120	Natera, Inc. (1)	2,182,129
110,885	Repligen Corp. (1)	9,530,566
		20,133,496
Commercial Services & Supplies - 5.9%
226,287	Casella Waste Systems, Inc. - Class A (1)	8,967,754
157,468	Clean Harbors, Inc. (1)	11,195,975
58,703	MSA Safety, Inc.	6,186,709
		26,350,438
Communications Equipment - 1.0%
333,726	Viavi Solutions, Inc. (1)	4,435,219

Construction & Engineering - 5.9%
204,460	Construction Partners, Inc. - Class A (1)	3,070,989
53,077	Granite Construction, Inc.	2,557,250
75,373	MasTec, Inc. (1)	3,883,971
382,825	Sterling Construction Co., Inc. (1)	5,137,511
763,681	WillScot Corp. - Class A (1)	11,485,762
		26,135,483
Distributors - 0.6%
13,526	Pool Corp.	2,583,466

Diversified Consumer Services - 4.8%
50,148	Bright Horizons Family Solutions, Inc. (1)	7,565,829
214,645	OneSpaWorld Holdings Ltd. (1)	3,326,997
59,003	Strategic Education, Inc.	10,502,534
		21,395,360
Electrical Equipment - 0.8%
133,703	TPI Composites, Inc. (1)	3,305,138

Electronic Equipment, Instruments & Components - 2.2%
28,828	Littelfuse, Inc.	5,099,962
44,885	nLight, Inc. (1)	861,792
20,652	Rogers Corp. (1)	3,564,122
		9,525,876
Energy Equipment & Services - 1.1%
28,781	Core Laboratories NV	1,504,671
166,470	Patterson-UTI Energy, Inc.	1,916,070
79,286	ProPetro Holding Corp. (1)	1,641,220
		5,061,961

Health Care Equipment & Supplies - 4.6%
54,679	Merit Medical Systems, Inc. (1)	3,256,682
122,740	Orthofix Medical, Inc. (1)	6,490,491
359,433	Wright Medical Group NV (1)	10,718,292
		20,465,465
Health Care Providers & Services - 0.8%
56,280	HealthEquity, Inc. (1)	3,680,712

Health Care Technology - 4.8%
228,789	HMS Holdings Corp. (1)	7,410,476
57,511	Omnicell, Inc. (1)	4,947,671
78,147	Tabula Rasa HealthCare, Inc. (1)	3,901,880
77,297	Teladoc Health, Inc. (1)	5,133,294
		21,393,321
Hotels, Restaurants & Leisure - 4.2%
48,129	Churchill Downs, Inc.	5,538,204
40,431	Dine Brands Global, Inc.	3,859,948
78,856	Marriott Vacations Worldwide Corp.	7,601,718
47,174	SeaWorld Entertainment, Inc. (1)	1,462,394
		18,462,264
Household Durables - 1.0%
27,815	Cavco Industries, Inc. (1)	4,381,975

Insurance - 4.0%
191,433	Kinsale Capital Group, Inc.	17,512,291

Internet & Direct Marketing Retail - 0.8%
73,256	Liberty Expedia Holdings, Inc. - Class A (1)	3,500,904

IT Services - 7.3%
55,865	Booz Allen Hamilton Holding Corp.	3,698,821
30,051	CACI International, Inc. (1)	6,148,134
61,518	Euronet Worldwide, Inc. (1)	10,349,788
178,685	Genpact Ltd.	6,806,112
26,397	WEX, Inc. (1)	5,493,216
		32,496,071
Life Sciences Tools & Services - 6.1%
31,652	Bio-Rad Laboratories, Inc. - Class A (1)	9,894,099
45,747	Bio-Techne Corp.	9,537,792
22,699	Charles River Laboratories International, Inc. (1)	3,220,988
43,914	PRA Health Sciences, Inc. (1)	4,354,073
		27,006,952
Machinery - 6.9%
63,042	Alamo Group, Inc.	6,299,787
44,629	Albany International Corp. - Class A	3,700,190
94,450	Altra Industrial Motion Corp.	3,388,866
138,935	Chart Industries, Inc. (1)	10,681,323
239,275	Harsco Corp. (1)	6,565,706
		30,635,872
Marine - 1.0%
54,775	Kirby Corp. (1)	4,327,225

Media - 0.8%
129,233	Cardlytics, Inc. (1)	3,357,473

Metals & Mining - 0.8%
138,174	Allegheny Technologies, Inc. (1)	3,481,985

Oil, Gas & Consumable Fuels - 1.3%
93,061	Delek US Holdings, Inc.	3,770,832
100,950	Matador Resources Co. (1)	2,006,886
		5,777,718

Pharmaceuticals - 0.1%
21,909	Evolus, Inc. (1)	320,310

Professional Services - 1.5%
111,026	ASGN, Inc. (1)	6,728,176

Road & Rail - 1.2%
53,732	Genesee & Wyoming, Inc. - Class A (1)	5,373,200

Semiconductors & Semiconductor Equipment - 2.4%
64,877	Diodes, Inc. (1)	2,359,576
324,573	Lattice Semiconductor Corp. (1)	4,735,520
44,792	MKS Instruments, Inc.	3,488,849
		10,583,945
Software - 13.9%
178,456	Altair Engineering, Inc. - Class A (1)	7,207,838
149,452	ForeScout Technologies, Inc. (1)	5,060,445
91,163	Guidewire Software, Inc. (1)	9,242,105
101,174	New Relic, Inc. (1)	8,752,563
46,988	Nice Ltd. - ADR (1)	6,437,356
210,270	Pluralsight, Inc. - Class A (1)	6,375,386
110,682	RealPage, Inc. (1)	6,513,636
38,394	The Trade Desk, Inc. - Class A (1)	8,745,385
14,618	Tyler Technologies, Inc. (1)	3,157,780
		61,492,494
Trading Companies & Distributors - 2.7%
288,116	H&E Equipment Services, Inc.	8,381,294
53,882	SiteOne Landscape Supply, Inc. (1)	3,734,023
		12,115,317
TOTAL COMMON STOCKS
(Cost $336,305,217)		431,882,882

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
3,722,617	Invesco Short-Term Investments Trust Government TaxAdvantage Portfolio - Institutional Class, 2.155% (2)	3,722,617
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,722,617)		3,722,617

TOTAL INVESTMENTS IN SECURITIES - 98.3%
(Cost $340,027,834)		435,605,499
Other Assets in Excess of Liabilities - 1.7%		7,691,333
TOTAL NET ASSETS - 100.0%		$443,296,832

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$431,882,882	$–	$–	$431,882,882
Short-Term Investments	3,722,617	–	–	3,722,617
Total Investments in Securities	$435,605,499	$–	$–	$435,605,499

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date August 28, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date August 28, 2019

* Print the name and title of each signing officer under his or her signature.